Accounts Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable Net [Abstract]
Accounts Receivable
6.	Accounts Receivable

Accounts receivable, excluding receivables from affiliates, consisted of the following:

	December 31, 2015	December 31, 2014
	(in thousands)
Accounts receivable, trade	$160,783	$195,781
Credit card receivables	98,484	81,888
Vendor receivables for rebates, branding, and other	14,561	16,536
Other receivables	38,381	14,033
Allowance for doubtful accounts	(3,924)	(3,982)
Accounts receivable, net	$308,285	$304,256

Accounts receivable from affiliates are $8.1 million and $4.9 million as of December 31, 2015 and 2014, respectively. For additional information regarding our affiliated receivables, see Note 12.

An allowance for doubtful accounts is provided based on management’s evaluation of outstanding accounts receivable. Following is a summary of the valuation accounts related to accounts and notes receivable:

	Balance at Beginning of Period	Additions Charged to Expense	Amounts Written Off, Net of Recoveries	Acquired through Business Acquisitions	Balance at End of Period
	(in thousands)
Allowance for doubtful accounts:
Predecessor:
Balance at December 31, 2013	$103	$360	$140	$—	$323
Balance at August 31, 2014	$323	$270	$72	$—	$521
Successor:
Balance at December 31, 2014	$521	$360	$321	$3,422	$3,982
Balance at December 31, 2015	$3,982	$716	$774	$—	$3,924